Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 90.0%
Automobile Components - 2.8%
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032 (A)	$ 1,702,000	$ 1,692,915
7.75%, 10/15/2033 (A)(B)	1,700,000	1,674,027
Goodyear Tire & Rubber Co.
5.63%, 04/30/2033 (B)	6,960,000	6,079,977
8.88%, 07/15/2032 (B)	3,795,000	3,895,044
Phinia, Inc.
6.63%, 10/15/2032 (A)	5,013,000	5,062,859
ZF North America Capital, Inc.
6.75%, 04/23/2030 (A)	1,831,000	1,817,029
7.13%, 04/14/2030 (A)	2,781,000	2,798,988
		23,020,839
Automobiles - 1.0%
Ford Motor Credit Co. LLC
7.35%, 11/04/2027 - 03/06/2030	7,716,000	7,986,834
Banks - 1.2%
Credit Suisse Group AG
Fixed until 02/11/2027 (C), 5.25% (A)(D)(E)(F)	2,250,000	540,000
Fixed until 08/21/2026 (C), 6.38% (A)(D)(E)(F)	2,982,000	715,680
Fixed until 09/12/2025 (C), 7.25% (A)(D)(E)(F)	2,450,000	588,000
Intesa Sanpaolo SpA
Fixed until 06/20/2053, 7.78% (F), 06/20/2054 (A)	2,640,000	2,975,518
Fixed until 11/21/2032, 8.25% (F), 11/21/2033 (A)	1,977,000	2,256,358
Lloyds Banking Group PLC
Fixed until 09/27/2035 (C), 6.63% (B)(F)	3,380,000	3,322,923
		10,398,479
Biotechnology - 0.7%
Genmab AS/Genmab Finance LLC
6.25%, 12/15/2032 (A)	1,854,000	1,870,970
7.25%, 12/15/2033 (A)	3,716,000	3,831,582
		5,702,552
Building Products - 2.2%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028 (A)	4,530,000	2,328,958
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	2,141,000	253,350
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/2030 (A)	7,138,000	7,255,042
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (A)	2,851,000	2,885,794
6.75%, 03/01/2033 (A)	1,216,000	1,232,077
Smyrna Ready Mix Concrete LLC
8.88%, 11/15/2031 (A)	4,421,000	4,629,202
		18,584,423
Chemicals - 3.5%
ASP Unifrax Holdings, Inc.
5.25%, 09/30/2028 (A)	2,406,000	6,015
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
FMC Corp.
8.00%, 06/01/2031 (A)	$ 5,301,000	$ 5,481,388
NOVA Chemicals Corp.
7.00%, 12/01/2031 (A)	3,750,000	3,933,015
8.50%, 11/15/2028 (A)	1,578,000	1,626,921
9.00%, 02/15/2030 (A)	1,646,000	1,724,350
Olin Corp.
6.63%, 04/01/2033 (A)(B)	5,054,000	4,945,806
Olympus Water U.S. Holding Corp.
6.75%, 08/01/2032 (A)	3,710,000	3,610,769
7.25%, 02/15/2033 (A)	8,252,000	8,083,405
		29,411,669
Commercial Services & Supplies - 4.5%
Allied Universal Holdco LLC
7.88%, 02/15/2031 (A)	5,791,000	6,012,517
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.00%, 02/15/2031 (A)	4,245,000	4,238,548
8.25%, 01/15/2030 (A)(B)	643,000	652,500
8.38%, 06/15/2032 (A)(B)	2,495,000	2,483,088
GFL Environmental Holdings U.S., Inc.
5.50%, 02/01/2034 (A)	2,406,000	2,225,687
GrafTech Global Enterprises, Inc.
9.88%, 12/23/2029 (A)(B)	1,507,000	1,054,687
Herc Holdings, Inc.
6.00%, 03/15/2034 (A)(B)	3,007,000	2,948,154
6.63%, 06/15/2029 (A)	2,067,000	2,104,061
7.00%, 06/15/2030 (A)	1,666,000	1,718,094
7.25%, 06/15/2033 (A)	1,750,000	1,805,757
Hertz Corp.
5.00%, 12/01/2029 (A)	2,203,000	600,317
12.63%, 07/15/2029 (A)(B)	6,627,000	4,322,185
ION Platform Finance U.S., Inc.
7.88%, 09/30/2032 (A)	3,556,000	2,816,398
Madison IAQ LLC
5.88%, 06/30/2029 (A)	4,117,000	4,117,103
		37,099,096
Communications Equipment - 4.2%
Altice Financing SA
9.63%, 07/15/2027 (A)	2,357,000	1,567,405
Core Scientific Finance I LLC
7.75%, 05/15/2031 (A)	3,987,000	3,904,171
GoTo Group, Inc.
5.50%, 05/01/2028 (A)	8,098,563	4,340,822
Iliad Holding SAS
8.50%, 04/15/2031 (A)	2,144,000	2,255,276
Level 3 Financing, Inc.
6.88%, 06/30/2033 (A)	433,000	438,174
7.00%, 03/31/2034 (A)	3,517,000	3,577,556
7.50%, 02/15/2037 (A)	1,050,000	1,042,856
8.50%, 01/15/2036 (A)	3,437,000	3,575,793
PR RNO Property Owner 1 LLC
6.50%, 05/01/2031 (A)	3,741,000	3,522,597
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment (continued)
Vmed O2 U.K. Financing I PLC
6.75%, 01/15/2033 (A)	$ 3,700,000	$ 2,962,123
7.75%, 04/15/2032 (A)	8,869,000	7,458,850
		34,645,623
Construction & Engineering - 1.3%
Century Communities, Inc.
6.63%, 09/15/2033 (A)	5,622,000	5,640,458
KB Home
7.25%, 07/15/2030	4,932,000	4,998,005
		10,638,463
Consumer Staples Distribution & Retail - 1.3%
Bath & Body Works, Inc.
6.63%, 10/01/2030 (A)	1,247,000	1,267,159
6.75%, 07/01/2036	1,293,000	1,278,712
6.88%, 11/01/2035 (B)	686,000	693,631
7.50%, 06/15/2029 (G)	3,845,000	3,897,526
LBM Acquisition LLC
6.25%, 01/15/2029 (A)	1,204,000	771,486
9.50%, 06/15/2031 (A)(B)	1,428,000	1,195,450
QXO Building Products, Inc.
6.50%, 07/15/2031 (A)	1,060,000	1,064,298
6.88%, 07/15/2034 (A)	1,060,000	1,061,583
		11,229,845
Containers & Packaging - 5.1%
Ardagh Group SA
9.50%, 12/01/2030 (A)(B)	3,851,091	4,081,032
PIK Rate 6.50%, Cash Rate 5.50%, 12/01/2030 (A)(H)	4,476,392	4,145,980
Cascades, Inc./Cascades USA, Inc.
6.75%, 07/15/2030 (A)(B)	6,660,000	6,765,694
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032 (A)	2,676,000	2,548,361
6.88%, 01/15/2030 (A)	1,656,000	1,641,762
Graphic Packaging International LLC
6.38%, 07/15/2032 (A)(B)	7,172,000	7,160,455
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030 (A)	3,403,000	3,470,720
9.25%, 04/15/2027 (A)	2,009,000	2,029,090
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031 (A)(B)	669,000	633,358
7.38%, 06/01/2032 (A)(B)	4,854,000	4,481,882
9.50%, 06/01/2033 (A)(B)	3,300,000	3,246,615
Trivium Packaging Finance BV
8.25%, 07/15/2030 (A)	499,000	527,487
12.25%, 01/15/2031 (A)	1,245,000	1,377,683
		42,110,119
Distributors - 0.3%
Core & Main LP
6.00%, 07/01/2034 (A)	2,488,000	2,474,099
Electric Utilities - 2.9%
Alpha Generation LLC
6.25%, 01/15/2034 (A)	5,975,000	5,838,745
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Clearway Energy Operating LLC
5.75%, 01/15/2034 (A)	$ 5,892,000	$ 5,681,366
NRG Energy, Inc.
6.13%, 05/15/2036 (A)	4,868,000	4,805,229
Vistra Operations Co. LLC
6.88%, 04/15/2032 (A)	7,355,000	7,596,899
		23,922,239
Electronic Equipment, Instruments & Components - 0.5%
Sensata Technologies, Inc.
6.63%, 07/15/2032 (A)	4,361,000	4,464,565
Energy Equipment & Services - 1.8%
Archrock Partners LP/Archrock Partners Finance Corp.
6.63%, 09/01/2032 (A)	6,188,000	6,276,606
Archrock Services LP/Archrock Partners Finance Corp.
6.00%, 02/01/2034 (A)	1,715,000	1,678,402
Kodiak Gas Services LLC
5.88%, 04/01/2031 (A)	1,712,000	1,692,760
6.50%, 10/01/2033 (A)	1,749,000	1,746,737
Oceaneering International, Inc.
6.88%, 07/15/2034 (A)	3,543,000	3,625,244
		15,019,749
Financial Services - 3.6%
Azorra Finance Ltd.
6.25%, 02/15/2034 (A)	3,440,000	3,373,867
7.25%, 01/15/2031 (A)	6,416,000	6,608,005
ILFC E-Capital Trust I
6.48% (F), 12/21/2065 (A)	14,224,000	12,001,223
UWM Holdings LLC
6.63%, 02/01/2030 (A)	8,529,000	7,911,895
		29,894,990
Food Products - 3.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.75%, 03/31/2034 (A)	7,121,000	6,620,692
Chobani LLC/Chobani Finance Corp., Inc.
7.63%, 07/01/2029 (A)	4,655,000	4,800,334
Darling Ingredients, Inc.
6.00%, 06/15/2030 (A)	6,203,000	6,230,820
Post Holdings, Inc.
6.25%, 10/15/2034 (A)	1,666,000	1,619,797
6.38%, 03/01/2033 (A)	5,704,000	5,617,340
6.50%, 03/15/2036 (A)	1,759,000	1,715,719
Viking Baked Goods Acquisition Corp.
8.63%, 11/01/2031 (A)	4,565,000	4,581,882
		31,186,584
Health Care Providers & Services - 4.1%
CHS/Community Health Systems, Inc.
10.88%, 01/15/2032 (A)	4,775,000	5,036,651
DaVita, Inc.
6.75%, 07/15/2033 (A)	4,046,000	4,147,903
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Humana, Inc.
Fixed until 06/15/2031, 6.63% (F), 09/15/2056	$ 4,127,000	$ 4,060,849
IQVIA, Inc.
6.25%, 06/01/2032 (A)	4,891,000	4,953,903
Kedrion SpA
6.50%, 09/01/2029 (A)	5,049,000	4,977,941
Sotera Health Holdings LLC
7.38%, 06/01/2031 (A)	3,852,000	3,989,355
Tenet Healthcare Corp.
5.50%, 11/15/2032 (A)	2,143,000	2,109,973
6.00%, 11/15/2033 (A)(B)	681,000	683,178
6.13%, 10/01/2028 - 06/15/2030	4,611,000	4,628,069
		34,587,822
Health Care REITs - 1.1%
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/2029 (B)	2,567,000	2,057,119
5.00%, 10/15/2027 (B)	2,547,000	2,471,402
8.50%, 02/15/2032 (A)	4,781,000	4,858,978
		9,387,499
Hotel & Resort REITs - 1.4%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
7.00%, 02/01/2030 (A)	7,638,000	7,761,461
Pebblebrook Hotel LP/PEB Finance Corp.
6.38%, 10/15/2029 (A)	4,194,000	4,233,042
		11,994,503
Hotels, Restaurants & Leisure - 6.8%
Caesars Entertainment, Inc.
7.00%, 02/15/2030 (A)	2,035,000	2,041,732
Churchill Downs, Inc.
5.75%, 04/01/2030 (A)	3,681,000	3,670,111
6.75%, 05/01/2031 (A)	3,906,000	3,952,454
Kingpin Intermediate Holdings LLC
7.25%, 10/15/2032 (A)(B)	4,971,000	4,033,726
Marriott Ownership Resorts, Inc.
6.50%, 10/01/2033 (A)(B)	2,977,000	2,927,695
MGM Resorts International
6.13%, 09/15/2029	2,011,000	2,023,380
NCL Corp. Ltd.
6.25%, 09/15/2033 (A)(B)	2,164,000	2,056,990
6.75%, 02/01/2032 (A)	3,481,000	3,411,948
Pioneer Opco LLC
7.00%, 05/15/2033 (A)	2,870,000	2,897,729
Rivers Enterprise Borrower LLC
6.25%, 10/15/2030 (A)	4,436,000	4,455,660
Station Casinos LLC
6.63%, 03/15/2032 (A)	4,329,000	4,374,325
Travel & Leisure Co.
6.13%, 09/01/2033 (A)	4,776,000	4,689,910
Viking Cruises Ltd.
5.88%, 10/15/2033 (A)	2,930,000	2,901,243
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Hotels, Restaurants & Leisure (continued)
Viking Cruises Ltd. (continued)
7.00%, 02/15/2029 (A)	$ 4,467,000	$ 4,476,189
9.13%, 07/15/2031 (A)	2,792,000	2,923,312
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (A)	5,332,000	5,587,147
		56,423,551
Household Durables - 1.2%
Newell Brands, Inc.
6.63%, 05/15/2032 (B)	2,823,000	2,856,094
8.50%, 06/01/2028 (A)	1,230,000	1,283,794
Whirlpool Corp.
7.50%, 07/01/2031 (A)	677,000	672,773
7.88%, 07/01/2034 (A)	5,523,000	5,221,440
		10,034,101
Insurance - 4.1%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032 (A)	3,589,000	3,297,562
7.50%, 11/06/2030 (A)	2,841,000	2,747,697
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/2031 (A)	3,561,000	3,557,993
7.38%, 10/01/2032 (A)	2,100,000	2,111,781
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	12,590,000	12,450,488
HUB International Ltd.
7.25%, 06/15/2030 (A)	4,083,000	4,204,139
7.38%, 01/31/2032 (A)	1,430,000	1,462,532
Lincoln National Corp.
3-Month Term SOFR + 2.62%, 6.27% (F), 05/17/2066	4,753,000	4,122,112
		33,954,304
Internet & Catalog Retail - 1.1%
Arches Buyer, Inc.
9.00%, 08/15/2031 (A)	3,961,000	3,981,641
ION Platform Finance U.S., Inc./ION Platform Finance SARL
8.75%, 05/01/2029 (A)	5,200,000	4,844,654
9.50%, 05/30/2029 (A)	395,000	373,766
		9,200,061
IT Services - 1.0%
NCR Voyix Corp.
5.00%, 10/01/2028 (A)	8,496,000	8,229,931
Media - 8.7%
Adelphia Communications Corp.
9.25%, 10/01/2049 (D)(E)(I)(J)	1,305,000	91
10.25%, 06/15/2049 - 11/01/2049 (E)(I)(J)(K)	1,460,000	102
CCO Holdings LLC/CCO Holdings Capital Corp.
6.38%, 09/01/2029 (A)	3,297,000	3,276,149
7.38%, 03/01/2031 - 02/01/2036 (A)(B)	9,322,000	9,131,148
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	$ 8,015,000	$ 6,949,727
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/2031 (A)	1,648,000	1,699,920
7.50%, 03/15/2033 (A)	939,000	984,255
CSC Holdings LLC
5.00%, 11/15/2031 (A)	3,295,000	708,425
6.50%, 02/01/2029 (A)	4,077,000	2,308,301
11.75%, 01/31/2029 (A)	3,747,000	2,144,807
Directv Financing LLC
8.88%, 02/01/2030 (A)	4,312,000	4,390,172
Discovery Global Holdings, Inc.
4.28%, 03/15/2032	3,440,000	3,056,681
Gray Media, Inc.
4.75%, 10/15/2030 (A)(B)	2,100,000	1,622,896
5.38%, 11/15/2031 (A)	3,480,000	2,586,719
9.63%, 07/15/2032 (A)	3,000,000	3,032,241
iHeartCommunications, Inc.
7.75%, 08/15/2030 (A)	2,786,173	2,443,724
9.13%, 05/01/2029 (A)	3,061,700	2,837,415
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027 (A)	6,700,000	3,778,934
Nexstar Media, Inc.
6.50%, 09/15/2033 (A)	2,723,000	2,709,044
7.25%, 04/15/2034 (A)	1,463,000	1,466,278
Paramount Global
4.95%, 01/15/2031	2,214,000	2,028,914
5.85%, 09/01/2043	2,930,000	2,077,056
Univision Communications, Inc.
8.88%, 04/15/2033 (A)	4,522,000	4,378,312
9.38%, 08/01/2032 (A)	2,825,000	2,821,707
VZ Secured Financing BV
5.00%, 01/15/2032 (A)	2,331,000	1,911,427
7.50%, 01/15/2033 (A)	4,168,000	3,740,975
		72,085,420
Metals & Mining - 3.2%
Constellium SE
6.38%, 08/15/2032 (A)	4,120,000	4,153,417
Fortescue Treasury Pty. Ltd.
5.88%, 04/15/2030 (A)	1,681,000	1,685,115
6.13%, 04/15/2032 (A)	5,175,000	5,229,520
Mineral Resources Ltd.
9.25%, 10/01/2028 (A)	2,155,000	2,216,509
Novelis Corp.
6.38%, 08/15/2033 (A)	4,445,000	4,436,877
6.88%, 01/30/2030 (A)	5,012,000	5,142,432
PLS Group Ltd.
6.88%, 05/01/2031 (A)	3,587,000	3,635,698
		26,499,568
Mortgage Real Estate Investment Trusts - 0.6%
Starwood Property Trust, Inc.
6.00%, 04/15/2030 (A)	2,018,000	2,023,186
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mortgage Real Estate Investment Trusts (continued)
Starwood Property Trust, Inc. (continued)
6.13%, 06/01/2031 (A)	$ 710,000	$ 708,319
6.50%, 07/01/2030 (A)	2,254,000	2,289,239
		5,020,744
Oil, Gas & Consumable Fuels - 8.8%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/2029 (A)	3,827,000	3,970,528
Comstock Resources, Inc.
5.88%, 01/15/2030 (A)	6,941,000	6,539,197
6.75%, 03/01/2029 (A)	2,079,000	2,047,480
Crescent Energy Finance LLC
8.38%, 01/15/2034 (A)	2,266,000	2,338,061
9.75%, 10/15/2030 (A)	6,018,000	6,343,933
Genesis Energy LP/Genesis Energy Finance Corp.
8.00%, 05/15/2033	3,309,000	3,442,410
8.88%, 04/15/2030	1,755,000	1,832,250
Harvest Midstream I LP
6.75%, 05/15/2034 (A)	1,790,000	1,797,126
7.50%, 05/15/2032 (A)	6,422,000	6,584,387
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	4,327,000	4,400,412
Hilcorp Energy I LP/Hilcorp Finance Co.
7.25%, 02/15/2035 (A)	5,516,000	5,470,942
Kraken Oil & Gas Partners LLC
7.13%, 05/15/2031 (A)	1,745,000	1,720,901
Permian Resources Operating LLC
6.25%, 02/01/2033 (A)	2,931,000	2,983,589
SM Energy Co.
7.00%, 08/01/2032 (A)(B)	3,381,000	3,435,015
8.63%, 11/01/2030 (A)	210,000	220,445
8.75%, 07/01/2031 (A)(B)	5,685,000	5,943,952
9.63%, 06/15/2033 (A)	512,000	563,214
Venture Global LNG, Inc.
9.50%, 02/01/2029 (A)	4,878,000	5,221,509
9.88%, 02/01/2032 (A)	6,042,000	6,432,784
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (A)	634,000	644,044
7.75%, 05/01/2035 (A)	1,123,000	1,244,567
		73,176,746
Paper & Forest Products - 1.2%
Domtar Corp.
6.75%, 10/01/2028 (A)(B)	3,931,000	2,791,478
Magnera Corp.
7.25%, 11/15/2031 (A)(B)	7,560,000	7,399,350
		10,190,828
Pharmaceuticals - 2.6%
1261229 BC Ltd.
10.00%, 04/15/2032 (A)	1,939,000	1,982,139
Bausch Health Cos., Inc.
5.25%, 02/15/2031 (A)	2,122,000	1,292,300
7.00%, 01/15/2028 (A)(B)	1,761,000	1,602,510
11.00%, 09/30/2028 (A)(B)	3,003,000	3,068,195
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
CVS Health Corp.
Fixed until 09/10/2034, 6.75% (F), 12/10/2054	$ 1,623,000	$ 1,672,229
Fixed until 12/10/2029, 7.00% (F), 03/10/2055	6,953,000	7,159,115
Organon & Co./Organon Foreign Debt Co- Issuer BV
5.13%, 04/30/2031 (A)	2,832,000	2,802,996
6.75%, 05/15/2034 (A)	2,353,000	2,456,713
		22,036,197
Real Estate Management & Development - 0.5%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/2028 (A)(G)	1,810,000	1,809,970
8.88%, 09/01/2031 (A)	1,905,000	1,992,473
		3,802,443
Semiconductors & Semiconductor Equipment - 0.8%
Kioxia Holdings Corp.
6.25%, 07/24/2030 (A)	1,320,000	1,349,878
6.63%, 07/24/2033 (A)	4,919,000	5,083,622
		6,433,500
Software - 1.1%
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033 (A)	1,170,000	1,212,323
8.75%, 07/01/2034 (A)	1,705,000	1,796,195
UKG, Inc.
6.88%, 02/01/2031 (A)	6,389,000	6,259,706
		9,268,224
Specialized REITs - 0.6%
Iron Mountain, Inc.
6.25%, 01/15/2035 (A)	5,293,000	5,226,381
Textiles, Apparel & Luxury Goods - 0.5%
William Carter Co.
7.38%, 02/15/2031 (A)(B)	4,264,000	4,372,374
Total Corporate Debt Securities (Cost $768,018,866)		749,714,365
LOAN ASSIGNMENTS - 4.8%
Automobile Components - 0.5%
Clarios Global LP Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (F), 05/06/2030	4,640,579	4,646,379
Commercial Services & Supplies - 0.9%
GrafTech Finance, Inc.
Delayed Draw Term Loan, 3-Month Term SOFR + 6.00%, 3.75% (F), 12/21/2029	1,532,211	1,470,922
	Principal	Value
LOAN ASSIGNMENTS (continued)
Commercial Services & Supplies (continued)
GrafTech Finance, Inc. (continued)
Term Loan, 3-Month Term SOFR + 6.00%, 9.81% (F), 12/21/2029	$ 2,681,368	$ 2,579,141

WW International, Inc. Takeback Term Loan, 3-Month Term SOFR + 6.80%, 10.53% (F), 06/24/2030	4,872,404	3,556,855
		7,606,918
Containers & Packaging - 0.3%
Clydesdale Acquisition Holdings, Inc. Term Loan B, 1-Month Term SOFR + 3.18%, 6.91% (F), 04/13/2029	2,977,157	2,904,589
Financial Services - 0.6%
Trinseo Luxco Finance SPV SARL
DIP New Money Term Loan, 1-Month Term SOFR + 9.00%, 12.73% (F), 05/28/2027 (I)	286,220	286,219
Term Loan A, 0.00%, 05/03/2028 (D)(E)	743,263	537,627
Term Loan B, 0.00%, 05/03/2028 (D)(E)	5,470,022	3,956,648
		4,780,494
Hotels, Restaurants & Leisure - 0.6%
Caesars Entertainment, Inc. Term Loan B1, 1-Month Term SOFR + 2.25%, 5.98% (F), 02/06/2031	5,058,562	4,814,067
Media - 0.9%
Clear Channel Outdoor Holdings, Inc. Term Loan, 1-Month Term SOFR + 4.00%, 7.85% (F), 08/23/2028	5,260,000	5,261,878
Discovery Global Holdings, Inc. Term Loan B, 1-Month Term SOFR + 2.50%, 6.23% (F), 06/03/2033	1,946,827	1,946,827
		7,208,705
Software - 1.0%
Avaya, Inc. Exit Term Loan, 1-Month Term SOFR + 7.50%, 11.23% (F), 08/01/2028	1,523,399	1,372,328
Rackspace Finance LLC
1st Lien Term Loan, 1-Month Term SOFR + 2.75%, 6.53% (F), 05/15/2028	1,963,594	1,780,980
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
LOAN ASSIGNMENTS (continued)
Software (continued)
Rackspace Finance LLC (continued)
1st Lien Term Loan, 1-Month Term SOFR + 6.25%, 10.03% (F), 05/15/2028	$ 1,459,287	$ 1,478,744

UKG, Inc. Term Loan B, 3-Month Term SOFR + 2.25%, 6.07% (F), 02/10/2031	3,631,331	3,481,084
		8,113,136
Total Loan Assignments (Cost $43,424,286)		40,074,288

	Shares	Value
COMMON STOCKS - 0.5%
Diversified Consumer Services - 0.1%
WW International, Inc. (B)(E)	48,243	692,770
Oil, Gas & Consumable Fuels - 0.0%
Ultra Resources, Inc. (E)(I)(J)(L)	3,226	0
	Shares	Value
COMMON STOCKS (continued)
Passenger Airlines - 0.0% *
ASG WT Corp. (E)(I)(J)	1,265	$ 81,373
Software - 0.4%
Avaya Holdings Corp. (E)(J)(M)	233,572	3,153,222
Total Common Stocks (Cost $2,816,843)		3,927,365
OTHER INVESTMENT COMPANY - 9.5%
Securities Lending Collateral - 9.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (N)	79,002,471	79,002,471
Total Other Investment Company (Cost $79,002,471)		79,002,471
Total Investments (Cost $893,262,466)		872,718,489
Net Other Assets (Liabilities) - (4.8)%		(39,678,499)
Net Assets - 100.0%		$ 833,039,990
INVESTMENT VALUATION:

Valuation Inputs (O)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (P)	Value
ASSETS
Investments
Corporate Debt Securities	$—	$749,714,172	$193	$749,714,365
Loan Assignments	—	39,788,069	286,219	40,074,288
Common Stocks	692,770	3,153,222	81,373	3,927,365
Other Investment Company	79,002,471	—	—	79,002,471
Total Investments	$79,695,241	$792,655,463	$367,785	$872,718,489

Transfers
Investments	Transfer from Level 1 to Level 3	Transfer from Level 3 to Level 1	Transfer from Level 2 to Level 3	Transfer from Level 3 to Level 2
Common Stocks(M)	$—	$—	$—	$3,153,222
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the total value of 144A securities is $667,124,113, representing 80.1% of the
Fund's net assets.

(B)
All or a portion of the security is on loan. The total value of the securities on loan is $83,873,338, collateralized by cash collateral of $79,002,471 and non-cash collateral, such as U.S. government securities of $6,621,273. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Perpetual maturity. The date displayed is the next call date.
(D)
Security in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2026, the value of this security is
$6,338,046, representing 0.8% of the Fund's net assets.

(E)	Non-income producing security.
Transamerica Funds

Transamerica High Yield Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(F)
Floating or variable rate security. The rate disclosed is as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(G)	Restricted security. At July 31, 2026, the total value of such securities held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Bath & Body Works, Inc. 7.50%, 06/15/2029	02/19/2021 - 07/11/2023	$4,271,858	$3,897,526	0.5%
Corporate Debt Securities	Cushman & Wakefield U.S. Borrower LLC 6.75%, 05/15/2028	07/29/2020 - 12/19/2025	1,944,811	1,809,970	0.2%
			$6,216,669	$5,707,496	0.7%

(H)
Payment in-kind. Security pays interest or dividends in the form of additional bonds or preferred stock. If the security makes a cash payment in addition to in-kind, the cash rate is disclosed separately.

(I)
Security is Level 3 of the fair value hierarchy and is valued based on unobservable inputs (see Notes to Schedule of Investments). At July 31, 2026, the
total value of the securities is $367,785, representing 0.0% of the Fund’s net assets.

(J)	Fair valued as determined in good faith in accordance with TAM's procedures. At July 31, 2026, the total value of the securities is $3,234,788, representing 0.4% of the Fund’s net assets.
(K)	Escrow position. Position represents remaining escrow balance expected to be received upon finalization of restructuring.
(L)	Security deemed worthless.
(M)	Transferred from Level 3 to 2 due to utilizing significant observable inputs. As of prior reporting period the security utilized significant unobservable inputs.
(N)	Rate disclosed reflects the yield at July 31, 2026.
(O)
The Fund recognized transfers in and out of Level 3 as of July 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of
Investments for more information regarding investment valuation and pricing inputs.

(P)	Level 3 security was not considered significant to the Fund.
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Transamerica Funds

Transamerica High Yield Bond

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica High Yield Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of
Transamerica Funds

Transamerica High Yield Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Funds